TAXATION - Schedule of components of income tax expense (benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Current income tax expense	¥ (39,365)	$ (5,393)	¥ (42,446)	¥ (59,668)
Deferred income tax benefit	40,889	5,602	24,487	35,195
Income tax (expense) benefit	¥ 1,524	$ 209	¥ (17,959)	¥ (24,473)